Initial Public Offering (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($) $ / shares in Units, $ in Millions	Oct. 02, 2020	Jun. 30, 2021	Nov. 30, 2020
Sale of stock
Share price			$ 18
Deferred underwriting fees		$ 13.3
Shares issuable per warrant		1
Initial Public Offering
Sale of stock
Number of units issued	37,950,000
Share price	$ 10.00
Gross proceeds from sale of units	$ 379.5
Offering costs incurred	21.1
Deferred underwriting fees	$ 13.3
Number of shares in a unit	1
Ordinary shares, par value	$ 0.0001
Number of warrants in a unit	0.33
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment
Sale of stock
Number of units issued	4,950,000